Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A ordinary shares	Class B ordinary shares	ordinary shares	Additional paid-in capital	Cumulative translation adjustments	Accumulated losses	Total
Balance at Dec. 31, 2019			$ 11	$ 118,818	$ 706	$ (100,068)	$ 19,467
Balance (in Shares) at Dec. 31, 2019			232,451,900
Foreign currency translation adjustment					(1,135)		(1,135)
Net loss for the year						(63,415)	(63,415)
Share-based compensation				50,607			50,607
Accretion of Series A Preferred Shares				(1,293)			(1,293)
Redesignation of ordinary shares into Class A ordinary shares	$ 5		$ (5)
Redesignation of ordinary shares into Class A ordinary shares (in Shares)	110,378,920		(110,378,920)
Redesignation of ordinary shares into Class B ordinary shares		$ 6	$ (6)
Redesignation of ordinary shares into Class B ordinary shares (in Shares)		122,072,980	(122,072,980)
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	$ 1			27,604			27,605
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	20,100,000
Conversion of Series A Preferred Shares upon IPO	$ 2			24,268			24,270
Conversion of Series A Preferred Shares upon IPO (in Shares)	29,000,000
Shares issued upon exercise of employee share options				288			$ 288
Shares issued upon exercise of employee share options (in Shares)	576,720						576,720
Balance at Dec. 31, 2020	$ 8	$ 6		220,292	(429)	(163,483)	$ 56,394
Balance (in Shares) at Dec. 31, 2020	160,055,640	122,072,980
Foreign currency translation adjustment					(17)		(17)
Net loss for the year						(46,041)	(46,041)
Share-based compensation				8,757			8,757
Accretion of Series A Preferred Shares
Shares issued upon exercise of employee share options				999			$ 999
Shares issued upon exercise of employee share options (in Shares)	1,919,760						1,919,760
Issuance of shares upon vesting of Restricted Shares held by other consultants
Issuance of shares upon vesting of Restricted Shares held by other consultants (in Shares)	3,000,000
Balance at Dec. 31, 2021	$ 8	$ 6		230,048	(446)	(209,524)	20,092
Balance (in Shares) at Dec. 31, 2021	164,975,400	122,072,980
Foreign currency translation adjustment					2,322		2,322
Net loss for the year						(19,853)	(19,853)
Share-based compensation				3,098			3,098
Issuance of ordinary shares for convertible bond				225			225
Issuance of ordinary shares for convertible bond (in Shares)	1,000,000
Conversion of convertible bond to ordinary shares	$ 4			3,403			3,407
Conversion of convertible bond to ordinary shares (in Shares)	76,943,540
Issuance of shares upon vesting of Restricted Shares
Issuance of shares upon vesting of Restricted Shares (in Shares)	3,767,180
Accretion of Series A Preferred Shares
Balance at Dec. 31, 2022	$ 12	$ 6		$ 236,774	$ 1,876	$ (229,377)	$ 9,291
Balance (in Shares) at Dec. 31, 2022	246,686,120	122,072,980